Related party transactions (Details 1) - ARS ($) $ in Millions		Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Total associates and joint ventures		$ 1,045	$ 1,269
Total other related parties		233	(2,030)
Total Directors and Senior Management		(192)	(132)
Total		1,086	(893)
Other associates and joint ventures [Member]
Disclosure of transactions between related parties [line items]
Loans payable	[1]	(8)	(16)
Loans granted	[1]	1	11
Leases and/or rights of use receivable	[1]	11	5
Leases and/or rights of use payable	[1]		(2)
Shared-based compensation receivable	[1]	1	2
Sale of goods and / or services payable	[1]		(5)
Reimbursement of expenses	[1]	8	8
Reimbursement of expenses payable	[1]	(4)	(2)
CAMSA and its subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses receivable		30	3
Fees payable			(2,102)
LRSA [Member]
Disclosure of transactions between related parties [line items]
Dividends receivables		255	11
Leases and/or rights of use receivable		24	45
Reimbursement of expenses payable			(2)
IRSA Real Estate Strategies LP [Member]
Disclosure of transactions between related parties [line items]
Dividends receivables			30
Reimbursement of expenses			3
Taaman [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use payable		(12)
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Other receivables	[2]	2
Leases and/or rights of use receivable	[2]		2
Other liabilities		(65)	(17)
Legal services payable	[2]	(2)	(3)
Directors and Senior Management [Member]
Disclosure of transactions between related parties [line items]
Fees payable		(192)	(132)
Cresca S.A. [Member]
Disclosure of transactions between related parties [line items]
Credits granted			(17)
Agrofy S.A. [Member]
Disclosure of transactions between related parties [line items]
Other receivables			2
Agro Uranga S.A. [Member]
Disclosure of transactions between related parties [line items]
Dividends receivables
Sale of goods and / or services receivable		9	42
Futures and options payable			(2)
New Lipstick LLC [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses receivable		10	11
Loans payable		(44)
Loans granted		880	910
Condor [Member]
Disclosure of transactions between related parties [line items]
Dividends receivables		15
Public companies securities		166	210
Manibil S.A. [Member]
Disclosure of transactions between related parties [line items]
Contributions in advance			$ 112

[1]	Includes Agrofy Global, BHSA, Lipstick, Tarshop, Mehadrin, Austral Gold Ltd., Cyrsa S.A., NPSF, Puerto Retiro, Shufersal and Quality.
[2]	Includes Estudio Zang, Bergel & Vines, Lartiyrigoyen, SAMSA and Museo de los Ninos.